United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—84.4%
		AUSTRALIAN DOLLAR—1.6%
		State/Provincial—1.6%
640,000		Queensland Treasury Corp., Series 21, 5.50%, 6/21/2021	$526,096
		BRITISH POUND—8.2%
		Finance—Automotive—2.3%
500,000		Rolls-Royce Holdings PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 6/18/2026	771,481
		Insurance—1.5%
320,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	495,904
		Sovereign—4.4%
650,000		United Kingdom, Government of, 1.75%, 9/7/2022	1,004,255
250,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	484,632
		TOTAL	1,488,887
		TOTAL BRITISH POUND	2,756,272
		CANADIAN DOLLAR—1.9%
		Sovereign—1.9%
800,000		Canada, Government of, 1.50%, 6/1/2023	620,274
		DANISH KRONE—0.2%
		Mortgage Banks—0.2%
411,898		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	68,745
		EURO—37.4%
		Sovereign—37.4%
900,000		Belgium, Government of, 2.25%, 6/22/2023	1,122,538
550,000	[1,2]	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	703,616
800,000	[1,2]	Bonos Y Oblig Del Estado, Unsecd. Note, 1.60%, 4/30/2025	865,767
1,110,000		Bundesrepublic Deutschland, Unsecd. Note, 0.50%, 2/15/2025	1,218,328
990,000		Buoni Poliennali Del Tes, 2.15%, 12/15/2021	1,162,452
1,000,000		Buoni Poliennali Del Tes, 4.50%, 3/1/2024	1,356,180
900,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	1,214,193
500,000		France, Government of, 0.50%, 5/25/2025	528,279
600,000		France, Government of, 3.75%, 4/25/2021	798,573
724,000		France, Government of, 4.25%, 10/25/2023	1,031,490
250,000		France, Government of, 4.50%, 4/25/2041	423,489
950,000		France, Government of, Unsecd. Note, 0.00%, 5/25/2020	1,052,188
830,000	[1,2]	Netherlands, Government of,1.75%, 7/15/2023	1,008,189
		TOTAL	12,485,282
		TOTAL EURO	12,485,282
		JAPANESE YEN—34.1%
		Banking—15.0%
160,000,000		Asian Development Bank, 2.35%, 6/21/2027	1,613,355
155,000,000		European Investment Bank, Sr. Unsecd. Note, 2.15%, 1/18/2027	1,529,863
25,000,000		KFW, 2.05%, 2/16/2026	244,126
190,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.85%, 4/12/2017	1,610,091
		TOTAL	4,997,435
		Finance—2.4%
97,000,000		General Electric Capital Corp., Series MTN, 2.00%, 2/22/2017	820,537

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		JAPANESE YEN—continued
		Sovereign—16.7%
61,000,000		Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	$521,470
193,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	1,821,445
140,000,000		Japan, Government of, Sr. Unsecd. Note, 1.90%, 12/20/2028	1,339,997
110,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2026	1,067,490
85,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 3/20/2027	825,903
		TOTAL	5,576,305
		TOTAL JAPANESE YEN	11,394,277
		SWEDISH KRONA—1.0%
		Sovereign—1.0%
2,500,000		Sweden, Government of, 2.50%, 5/12/2025	345,237
		TOTAL BONDS (IDENTIFIED COST $29,224,666)	28,196,183
		INVESTMENT COMPANY—4.1%
146,551	[3]	Federated Project and Trade Finance Core Fund (IDENTIFIED COST $1,454,680 )	1,368,790
		TOTAL INVESTMENTS (IDENTIFIED COST $30,679,346)[4]	29,564,973
		OTHER ASSETS AND LIABILITIES - NET—11.5%[5]	3,826,593
		TOTAL NET ASSETS—100%	$33,391,566
At August 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[6]British–Bond Long Futures	11	$1,978,103	December 2015	$(18,067)
[6]Japan–Bond Short Futures	2	$2,434,446	December 2015	$(1,154)
[6]United States Treasury Notes, 10-Year Long Futures	18	$2,287,125	December 2015	$(3,978)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(23,199)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,331,480 and 1,313,955, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/1/2015	JPMorgan	$130,000	15,775,240 JPY	$(121)
9/30/2015	JPMorgan	1,372,000 EUR	$1,547,849	$(7,592)
9/30/2015	JPMorgan	900,300 EUR	$1,008,559	$2,151
10/15/2015	Bank of America	1,300,000 EUR	$1,470,794	$(10,997)
10/15/2015	Bank of America	850,000 EUR	$933,088	$21,395
10/15/2015	Bank of America	650,000 EUR	$720,051	$9,848
10/15/2015	Bank of America	650,000 EUR	$718,478	$11,421
10/15/2015	Bank of America	650,000 EUR	$714,135	$15,763
10/15/2015	Bank of America	650,000 EUR	$720,363	$9,536
10/15/2015	Bank of America	900,000 GBP	1,989,000 SGD	$(25,861)
10/15/2015	Bank of America	2,000,000 SGD	182,270,000 JPY	$(90,168)
10/15/2015	Barclays	900,000 EUR	1,259,190 CAD	$53,619
10/15/2015	Barclays	600,000 EUR	$689,484	$(15,732)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
10/15/2015	Barclays	1,300,000 GBP	252,293,600 JPY	$(88,157)
10/15/2015	Barclays	650,000 GBP	$1,000,604	$(3,419)
10/15/2015	BNP Paribas	$700,000	82,138,000 JPY	$22,002
10/15/2015	BNY Mellon	630,000 EUR	5,927,040 SEK	$6,591
10/15/2015	Citibank	470,000 GBP	$741,146	$(20,105)
10/15/2015	Citibank	320,000 GBP	$504,617	$(13,695)
10/15/2015	Goldman Sachs	600,000 EUR	$673,350	$402
10/15/2015	HSBC	600,000 GBP	7,653,900 NOK	$(3,974)
10/15/2015	JPMorgan	1,000,000 CAD	91,478,460 JPY	$4,922
10/15/2015	JPMorgan	635,000 EUR	959,889 AUD	$31,538
10/15/2015	JPMorgan	1,300,000 EUR	174,531,799 JPY	$19,145
10/15/2015	JPMorgan	630,000 EUR	86,193,090 JPY	$(4,030)
10/15/2015	JPMorgan	600,000 EUR	81,604,176 JPY	$161
10/15/2015	JPMorgan	2,000,000 EUR	$2,241,342	$4,499
10/15/2015	JPMorgan	1,000,000 EUR	$1,124,239	$(1,319)
10/15/2015	JPMorgan	1,003,390 GBP	193,702,892 JPY	$(59,566)
10/15/2015	JPMorgan	596,610 GBP	114,810,891 JPY	$(32,414)
10/15/2015	JPMorgan	440,000 GBP	961,088 SGD	$(4,643)
10/15/2015	JPMorgan	320,000 GBP	690,800 SGD	$2,402
10/15/2015	JPMorgan	140,000 GBP	302,782 SGD	$657
10/15/2015	JPMorgan	1,300,000 GBP	$2,037,398	$(43,028)
10/15/2015	JPMorgan	310,000 GBP	$487,783	$(12,203)
10/15/2015	JPMorgan	2,000,000 SGD	176,860,200 JPY	$(45,513)
10/15/2015	JPMorgan	2,000,000 SGD	176,084,000 JPY	$(39,106)
10/15/2015	JPMorgan	$900,000	1,173,579 CAD	$8,057
10/15/2015	Morgan Stanley	900,000 AUD	853,182 CAD	$(9,439)
12/15/2015	JPMorgan	1,400,000 CAD	132,601,742 JPY	$(31,794)
12/15/2015	JPMorgan	1,200,000 EUR	$1,340,037	$8,972
12/15/2015	JPMorgan	770,000 GBP	$1,201,306	$(20,389)
12/15/2015	JPMorgan	770,000 GBP	$1,205,989	$(25,071)
12/15/2015	JPMorgan	700,000 GBP	$1,078,302	$(4,741)
12/15/2015	JPMorgan	400,000 GBP	$627,385	$(13,922)
12/15/2015	JPMorgan	$350,000	458,397 CAD	$1,654
12/15/2015	JPMorgan	$625,000	77,827,894 JPY	$(18,089)
Contracts Sold:
9/1/2015	JPMorgan	1,372,000 EUR	$1,547,163	$7,580
9/2/2015	JPMorgan	900,300 EUR	$1,008,147	$(2,121)
9/2/2015	JPMorgan	59,000 GBP	$90,812	$276
10/15/2015	Bank of America	1,300,000 EUR	$1,456,351	$(3,446)
10/15/2015	Bank of America	1,300,000 EUR	$1,456,084	$(3,712)
10/15/2015	Bank of America	850,000 EUR	$933,640	$(20,843)
10/15/2015	Bank of America	650,000 EUR	$722,040	$(7,859)
10/15/2015	Bank of America	650,000 EUR	$721,240	$(8,658)
10/15/2015	Bank of America	900,000 GBP	1,977,480 SGD	$17,714
10/15/2015	Bank of America	900,000 GBP	1,971,000 SGD	$13,132
10/15/2015	Bank of America	2,000,000 SGD	181,350,000 JPY	$82,574
10/15/2015	Barclays	600,000 EUR	$700,686	$26,934
10/15/2015	Barclays	1,300,000 GBP	252,302,700 JPY	$88,232
10/15/2015	Barclays	1,300,000 GBP	$2,041,097	$46,728
10/15/2015	Barclays	650,000 GBP	$1,000,902	$3,718
10/15/2015	BNY Mellon	1,000,000 CAD	90,651,000 JPY	$(11,752)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
10/15/2015	BNY Mellon	630,000 EUR	5,894,910 SEK	$(10,390)
10/15/2015	Citibank	1,100,000 GBP	$1,735,470	$47,926
10/15/2015	Goldman Sachs	300,000 EUR	$338,217	$1,341
10/15/2015	Goldman Sachs	300,000 EUR	$339,371	$2,494
10/15/2015	HSBC	600,000 GBP	7,654,080 NOK	$3,996
10/15/2015	JPMorgan	635,000 EUR	945,735 AUD	$(41,587)
10/15/2015	JPMorgan	1,300,000 EUR	177,720,010 JPY	$7,171
10/15/2015	JPMorgan	630,000 EUR	86,183,949 JPY	$3,955
10/15/2015	JPMorgan	600,000 EUR	81,474,546 JPY	$(1,231)
10/15/2015	JPMorgan	600,000 EUR	$683,460	$9,708
10/15/2015	JPMorgan	1,600,000 GBP	308,884,800 JPY	$95,043
10/15/2015	JPMorgan	2,000,000 SGD	175,046,800 JPY	$30,545
10/15/2015	JPMorgan	2,000,000 SGD	175,046,800 JPY	$30,545
10/15/2015	JPMorgan	$900,000	1,168,235 CAD	$(12,118)
10/15/2015	JPMorgan	$700,000	87,013,227 JPY	$18,240
10/15/2015	JPMorgan	$460,000	54,753,050 JPY	$(8,048)
10/15/2015	Morgan Stanley	900,000 AUD	858,114 CAD	$13,187
10/15/2015	Morgan Stanley	900,000 EUR	1,258,803 CAD	$(53,913)
10/15/2015	Morgan Stanley	3,000,000 EUR	$3,361,860	$(6,902)
12/15/2015	JPMorgan	1,400,000 CAD	132,170,080 JPY	$28,227
12/15/2015	JPMorgan	1,200,000 EUR	$1,345,802	$(3,207)
12/15/2015	JPMorgan	770,000 GBP	$1,199,795	$18,877
12/15/2015	JPMorgan	770,000 GBP	$1,214,084	$33,166
12/15/2015	JPMorgan	$350,000	458,526 CAD	$(1,556)
12/15/2015	JPMorgan	$625,000	77,491,906 JPY	$15,313
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$38,926
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,190,777 and $1,240,206, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $2,577,572, which represented 7.7% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $2,577,572, which represented 7.7% of total net assets.
3	Affiliated holding.
4	At August 31, 2015, the cost of investments for federal tax purposes was $30,867,977. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $1,303,004. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $255,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,558,231.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$28,196,183	$—	$28,196,183
Investment Company	—	1,368,790[1]	—	1,368,790
TOTAL SECURITIES	$—	$29,564,973	$—	$29,564,973
OTHER FINANCIAL INSTRUMENTS[2]	$(17,861)	$33,588	$—	$15,727
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
SEK	—Swedish Krona
SGD	—Singapore Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015